Label	Element	Value
IQ Hedge Multi-Strategy Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	iqetf_SupplementTextBlock

INDEXIQ ETF TRUST

(the “Trust”)

IQ Hedge Multi-Strategy Tracker ETF

(the “Fund”)

Supplement dated October 23, 2017 (“Supplement”)

to the Prospectus dated August 29, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective, November 1, 2017, IndexIQ Advisors LLC has contractually agreed, until August 31, 2019, to waive a portion of the Fund’s management fee equal to 0.22% of the Fund’s average daily net assets.

Effective November 1, 2017, the Annual Fund Operating Expenses table in the Summary Information section is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(a)	0.01%
Acquired Fund Fees & Expenses(a)	0.22%
Total Annual Fund Operating Expenses(a)	0.98%
Fee Waiver(b)	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%
(a)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
(b)	IndexIQ Advisors LLC (the "Advisor") has contractually agreed, until August 31, 2019, to waive a portion of its management fee equal to 0.22% of average daily net assets.

Effective November 1, 2017, the Expense Example table is hereby replaced with the following:

1 Year	3 Years	5 Years	10 Years
$78	$267	$498	$1,160

Effective November 1, 2017, the following disclosure is added before the first sentence under the “Fee Waiver Agreement” section on page 76 of the Prospectus:

For the IQ Hedge Multi-Strategy Tracker ETF, the Advisor has entered into a Fee Waiver Agreement with the Fund under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee equal to 0.22% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

ME16a-10/17

INDEXIQ ETF TRUST

(the “Trust”)

IQ Hedge Multi-Strategy Tracker EFT

(the “Fund”)

Supplement dated October 23, 2017 (“Supplement”)

to the Statement of Additional Information dated August 29, 2017

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

Effective, November 1, 2017, IndexIQ Advisors LLC has contractually agreed, until August 31, 2019, to waive a portion of the Fund’s management fee equal to 0.22% of the Fund’s average daily net assets.

Effective November 1, 2017, the following paragraph is inserted as the first paragraph in the “Fee Waiver Agreement” section on page 41 of the SAI:

Fee Waiver Agreement

For the IQ Hedge Multi-Strategy Tracker ETF, the Advisor has entered into a Fee Waiver Agreement with the Fund under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee equal to 0.22% of the average daily net assets of the Fund.

Investors Should Retain This Supplement for Future Reference

ME15a-10/17

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	267
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,160

[1]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[2]	IndexIQ Advisors LLC (the "Advisor") has contractually agreed, until August 31, 2019, to waive a portion of its management fee equal to 0.22% of average daily net assets.